Interest expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Abstract]
Gross interest expense	$ 548	$ 540	$ 416
Capitalized interest	(70)	(95)	(76)
Net interest expense	$ 478	$ 445	$ 340